Research and Development Expenses	12 Months Ended
Dec. 31, 2024
Research and Development Expenses [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES

NOTE 19 – RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses as of December 31, 2024, 2023 and 2022 consisted of the following:

	2024	2023	2022
Salaries	$701,402	$525,782	$427,525
Direct input	859,540	554,892	409,149
Utility	2,542	2,680	2,025
Design cost	6,254	31,115	46,651
Contract services	55,720	-	-
Depreciation	22,286	25,614	22,499
Other	22,925	36,859	24,419
Total	$1,670,669	$1,176,943	$932,268